RELATED PARTIES AND SHAREHOLDERS (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Consulting fees	$ 2,370		$ 2,233	$ 3,417
Bonus amount	240			$ 260
CEO [member]
IfrsStatementLineItems [Line Items]
Consulting fees	71	₪ 250,000
Compensation commitee [member]
IfrsStatementLineItems [Line Items]
Bonus amount	$ 260